Related Party Convertible Promissory Notes	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Related Party Convertible Promissory Notes

Note 5. Related Party Convertible Promissory Notes

2010/2012 Convertible Promissory Notes

In 2010 and 2012 the Company entered into convertible promissory notes with various investors for a total principal amount of $10,200,413. These notes were collateralized by substantially all of the assets of the Company and bore interest at a compounded interest rate of 12% per annum. As of the completion of the IPO on November 18, 2014, the Company had $15,410,110 in aggregate principal amount and accrued interest outstanding under the 2010/2012 convertible promissory notes, which automatically converted into 3,165,887 shares of common stock in conjunction with the IPO based on a conversion price of $4.87 per share of common stock which represented the contractual conversion price of 75% of the price of common stock issued in the IPO. The Company incurred $2,860,267 and $1,416,554 of interest expense related to these notes in the years ended December 31, 2013 and December 31, 2014, respectively.

In connection with the 2010/2012 convertible promissory notes the Company issued warrants for the purchase of preferred stock (see Note 6).

2014 Convertible Promissory Notes

In April 2014, the Company entered into convertible promissory notes with various investors for a total principal amount of $1,747,681. These notes bore interest at the rate of 2% per annum in the event that the note is automatically converted into units, equal to one share of common stock and a warrant to purchase one share of common stock, upon the Company’s IPO, prior to the maturity date of September 30, 2015. These notes automatically converted to units upon completion of the Company’s IPO based on a conversion price of $4.55 per unit, which represented the contractual conversion price of 70% of the price per unit issued in the IPO.

In connection with the April 2014 convertible notes, the Company issued a warrant for the purchase of preferred stock. The number of shares for which the warrant may be exercised is to be determined by dividing an amount equal to 25% of the unpaid principal by the exercise price prior to the expiration of this warrant. The exercise price for the warrant is 75% of the price per share of the next financing securities issued in the next financing or $16.20 per share if converted into the Series C preferred stock. The warrants are exercisable: (1) after the earlier of (a) the closing date of a next financing that occurs prior to the Company’s consummation of the IPO or (b) the note maturity date and (2) prior to the expiration of this warrant on the earlier of 10 years or the date of a qualified IPO. The estimated fair value of the warrants at issuance was determined to be $600,148, which was recorded as a debt discount and amortized using the effective interest method over the term of the convertible notes. The Company estimated the fair value of its preferred stock warrant liability at issuance utilizing a Monte Carlo simulation based on expected volatility range of 35%-60%, expected time to liquidity event of 1.50-5 years and risk-free interest rate range of 0.2-2.6%. The Company determined that these warrants met the conditions necessary for liability classification (see Note 6).

After allocating $600,148 to the warrants issued in connection with the April 2014 convertible notes as discussed above, the Company determined the intrinsic value of the beneficial conversion feature to be $1,347,406, which was recorded as a debt discount to the convertible notes and within additional paid-in capital. The debt discount was amortized using the effective interest rate method over the term of the convertible notes. The discount to convertible notes for the intrinsic value of the beneficial conversion feature embedded in debt instruments is based upon the differences between the fair value of the underlying preferred stock at the commitment date of the note transaction and the effective conversion price embedded in the note.

In August 2014, the Company entered into convertible promissory notes with various investors for a total principal amount of $249,693. These notes bore interest at the rate of 2% per annum in the event that the note is automatically converted into units, equal to one share of common stock and a warrant to purchase one share of common stock, upon the Company’s IPO, prior to the maturity date of September 30, 2015. These notes automatically converted to units upon completion of the Company’s IPO based on a conversion price of $4.55 per unit, which represented the contractual conversion price of 70% of the price per unit issued in the IPO.

In connection with the August 2014 convertible notes, the Company issued a warrant for the purchase of preferred stock. The number of shares for which the warrant may be exercised is to be determined by dividing an amount equal to 25% of the unpaid principal by the exercise price prior to the expiration of this warrant. The exercise price for the warrant is 75% of the price per share of the next financing securities issued in the next financing or $16.20 per share if converted into Series C preferred stock. The warrants are exercisable: (1) after the earlier of (a) the closing date of a next financing that occurs prior to the Company’s consummation of the IPO or (b) the note maturity date and (2) prior to the expiration of this warrant on the earlier of 10 years or the date of a qualified IPO. The estimated fair value of the warrants at issuance was determined to be $113,295, which was recorded as a debt discount and amortized using the effective interest method over the term of the convertible notes. The Company estimated the fair value of its preferred stock warrant liability at issuance utilizing a Monte Carlo simulation based on expected volatility range of 35%-60%, expected time to liquidity event of 1.25-5 years and risk-free interest rate of 0.2-2.26%. The Company determined that these warrants met the conditions necessary for liability classification (see Note 6).

After allocating $113,295 to the warrants issued in connection with the August 2014 convertible notes as discussed above, the Company determined the intrinsic value of the beneficial conversion feature to be $136,705, which was recorded as a debt discount to the convertible notes and within additional paid-in capital. The debt discount was amortized using the effective interest rate method over the term of the convertible notes. The discount to convertible notes for the intrinsic value of the beneficial conversion feature embedded in debt instruments is based upon the differences between the fair value of the underlying preferred stock at the commitment date of the note transaction and the effective conversion price embedded in the note.

In October 2014, the Company entered into convertible promissory notes with various investors for a total principal amount of $493,407. These notes bore interest at the rate of 2% per annum in the event that the note is automatically converted into units, equal to one share of common stock and a warrant to purchase one share of common stock, upon the Company’s IPO, prior to the maturity date of September 30, 2015. These notes automatically converted to units upon completion of the Company’s IPO based on a conversion price of $4.55 per unit, which represented the contractual conversion price of 70% of the price per unit issued in the IPO.

In connection with the October 2014 convertible notes, the Company issued a warrant for the purchase of preferred stock. The number of shares for which the warrant may be exercised is to be determined by dividing an amount equal to 25% of the unpaid principal by the exercise price prior to the expiration of this warrant. The exercise price for the warrant is 75% of the price per share of the next financing securities issued in the next financing or $16.20 per share if converted into the Series C preferred stock. The warrants are exercisable: (1) after the earlier of (a) the closing date of a next financing that occurs prior to the Company’s consummation of the IPO or (b) the note maturity date and (2) prior to the expiration of this warrant on the earlier of 10 years or the date of a qualified IPO. The estimated fair value of the warrants at issuance was determined to be $253,535, which was recorded as a debt discount and amortized using the effective interest method over the term of the convertible notes. The Company estimated the fair value of its preferred stock warrant liability at issuance utilizing a Monte Carlo simulation based on expected volatility range of 35%-60%, expected time to liquidity of event of 1.0 years-5 years and risk-free interest rate of 0.2-2.26%. The Company determined that these warrants met the conditions necessary for liability classification. (See Note 6).

After allocating $253,535 to the warrants issued in connection with the October 2014 convertible notes as discussed above, the Company determined the intrinsic value of the beneficial conversion feature to be $239,872, which was recorded as a debt discount to the convertible notes and within additional paid-in capital. The debt discount was amortized using the effective interest rate method over the term of the convertible notes. The discount to convertible notes for the intrinsic value of the beneficial conversion feature embedded in debt instruments is based upon the differences between the fair value of the underlying preferred stock at the commitment date of the note transaction and the effective conversion price embedded in the note.

In relation to the April, August and October 2014 convertible notes payable, the Company recognized interest expense through November 18, 2014 of $21,348. The Company recorded interest expense in connection with the amortization of the debt discount through November 18, 2014 of $835,509. In addition, the Company recorded interest expense of $1,855,452 related to the write-off of the unamortized portion of the debt discount upon the conversion of the notes upon the date of the IPO.

Prior to the completion of the IPO on November 18, 2014, the Company had $2,512,119 in aggregate principal amount and accrued interest outstanding under the April, August and October 2014 convertible promissory notes. The 2014 convertible promissory notes automatically converted into units of common stock and warrants issued in the IPO. Based on the IPO price of $6.50 per unit, the April, August and October 2014 convertible promissory notes automatically converted into 552,105 units (which consisted of 552,105 shares of common stock, Series A warrants to purchase 552,105 shares of common stock, and Series B warrants to purchase 552,105 shares of common stock).